Financial Instruments	12 Months Ended
Dec. 31, 2013
Financial Instruments Owned At Fair Value [Abstract]
Financial Instruments Disclosure [Text Block]

12.	Financial Instruments:

(a)	Significant Risks and Uncertainties, including Business and Credit Concentration

The Company cannot predict whether its charterers will, upon the expiration of their charters, re-charter the Company's vessels on favorable terms or at all. This decision is likely to depend upon prevailing charter rates in the months prior to charter expiration. If the Company's charterers decide not to re-charter its vessels, the Company may not be able to re-charter them on similar terms. The Company employs vessels in the spot market, which is subject to greater rate fluctuation than the time charter market. If the Company receives lower charter rates under replacement charters or are unable to re-charter all of its vessels, the Company's net revenue will decrease.

The Company places its temporary cash investments, consisting mostly of deposits, primarily with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company's investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers' financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk. The Company limits the exposure of non-performance by counterparties to derivative instruments by diversifying among counterparties with high credit ratings, and performing periodic evaluations of the relative credit standing of the counterparties.

(b)	Interest Rate Risk

The Company's interest rates and long-term loan repayment terms are described in Note 10.

Fair Value of Financial Instruments

The fair values of the financial instruments shown in the consolidated balance sheets as of December 31, 2013 and 2012 represent management's best estimate of the amounts that would be received to sell those assets or that would be paid to transfer those liabilities in an orderly transaction between market participants at that date. Those fair value measurements maximize the use of observable inputs. However, in situations where there is little, if any, market activity for the asset or liability at the measurement date, the fair value measurement reflects the Company's own judgments about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by the Company based on the best information available in the circumstances.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

a.
Cash and cash equivalents, restricted cash, accounts receivable trade, net, due from related parties, trade accounts and other payables, due to related parties, accrued expenses, and accrued interest: the carrying amounts approximate fair value because of the short maturity of these instruments. Restricted cash includes bank deposits that are required under the Company's borrowing arrangements which are used to fund the loan installments coming due under the loan agreements. The funds can only be used for the purposes of loan repayment.

b.	Long-term debt: The carrying value approximates the fair market value as the long-term debt bears interest at floating interest rate.

c.
As of December 31, 2013 and 2012 the Company had outstanding none and one interest rate swap agreements, respectively. This contract did not qualify for hedge accounting and as such changes in its fair value were reported to earnings. The fair value of this agreement equated to the amount that would be paid by the Company to transfer the remaining rights and obligations under this contract to a market participant of comparable credit standing taking into account relevant market factors.

The Company's interest rate swaps had the following characteristics:

As of December 31, 2013 and 2012 the Company had none and one unexpired interest rate swaps, respectively, maturing on June 10, 2013 for a notional principal amount of $12,662. Under the provisions of the agreement, the Company paid a fixed rate of 3.96% and received the three month USD LIBOR quarterly. As of December 31, 2012, the Company was in breach of its swap interest payment obligations (Note 1(a)).

(c)	Fair Value Hierarchy

The Company adopted the guidance under ASC820 as amended by ASU 2011-04, for fair value measurements of financial assets and financial liabilities and for fair value measurements of non-financial items that are recognized or disclosed at fair value in the financial statements on a recurring basis. This statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurement involving significant unobservable inputs (Level 3 measurement). The three levels of the fair value hierarchy are as follows:

Level 1:  Quoted market prices in active markets for identical assets or liabilities;
Level 2:  Observable market based inputs or unobservable inputs that are corroborated by market data;
Level 3:  Unobservable inputs that are not corroborated by market data.

The Company's financial and nonfinancial items measured at fair value on a recurring basis at December 31, 2012 were:

	Level 1	Level 2	Level 3	Total
Interest Rate Swap - Current liabilities	-	(491)	-	(491)
	-	(491)	-	(491)

The Company's items that are measured at fair value on a non-recurring basis at December 31, 2013 were:

	Level 1	Level 2	Level 3	Total
Vessels held for sale (1)			48,000	48,000
	-	-	48,000	48,000

The Company's items that are measured at fair value on a non-recurring basis at December 31, 2012 were:

	Level 1	Level 2	Level 3	Total
Vessels held for sale (1)	-	-	39,750	39,750
Vessels held and used (2)	-	-	16,322	16,322
Deferred charges (3)	-	-	178	178
	-	-	56,250	56,250

  In accordance with the provisions of relevant guidance, as of December 31, 2012, the Company compared the carrying values of the vessels which were classified as held for sale in the accompanying consolidated balance sheet for the years ended December 31, 2013 and 2012 (Note 8), with their estimated fair market values less costs to sell and recognized an impairment loss of $3,564 (including re measurement of $8,000) and $67,275, respectively, in the accompanying consolidated statement of income/(loss).
  In addition to the vessels which were classified as held for sale in the accompanying consolidated balance sheet for the year ended December 31, 2012 (Note 8), the Company also tested for impairment the remaining vessels of its fleet and recognized an impairment loss of $24,078. The impairment loss was measured as the amount by which the carrying amount of the vessels exceeded their fair value, which was determined using the valuation derived from market data available at December 31, 2012.
  Represents unamortized dry-docking costs of vessels classified as held and used for which impairment loss was recognized at December 31, 2012.

The effect of financial instruments on the consolidated statement of income/(loss) for the years ended December 31, 2013, 2012 and 2011 are:

Derivatives not designated as hedging instruments	Location of loss recognized	Amount of loss
		2013	2012	2011
Interest rate swaps	Loss on financial instruments	(8)	(189)	(641)